Annual Fund Operating Expenses - Parametric Tax-Managed Emerging Markets Fund - Parametric Tax-Managed Emerging Markets Fund - I	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	0.95%